Related party transactions and balances - Other payables (Details) - USD ($)	Jun. 30, 2021	Jun. 30, 2020
Related Party Transaction [Line Items]
Other payables to related parties	$ 3,236,130	$ 2,264,826
Discontinued operations.
Related Party Transaction [Line Items]
Other payables to related parties	6,182	260
Continuing operations
Related Party Transaction [Line Items]
Other payables to related parties	3,229,948	2,264,566
Xia Wang
Related Party Transaction [Line Items]
Other payables to related parties	209,275	153,659
Zeshu Dai
Related Party Transaction [Line Items]
Other payables to related parties	1,543,221	0
Penglin Wang
Related Party Transaction [Line Items]
Other payables to related parties	0	248
Zili Zhang
Related Party Transaction [Line Items]
Other payables to related parties	0	12
Jiaping Zhou
Related Party Transaction [Line Items]
Other payables to related parties	0	231,268
Jun Zhou
Related Party Transaction [Line Items]
Other payables to related parties	$ 1,483,634	$ 1,879,639